Income Taxes - (Narrative) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Contingency [Line Items]
Income tax payable	$ 0	$ 4,915	$ 12,390
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Income taxes receivable	$ 200
National Americas Investment, Inc
Income Tax Contingency [Line Items]
Income tax payable		$ 4,910	$ 12,390